Northwestern Mutual Series Fund, Inc.

Supplement Dated March 15, 2024 to the
Statutory Prospectus Dated May 1, 2023
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2023 (the “Prospectus”), as supplemented June 7, 2023, July 25, 2023, October 12, 2023, and December 28, 2023. You should read this Supplement together with the Prospectus.
Investment Strategy Changes and Related Risk Disclosures – Balanced Portfolio
Effective on May 1, 2024, the following changes will be made to the Fund’s prospectus with respect to the Balanced Portfolio:
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The strategic asset class target ranges listed in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Balanced Portfolio’s Summary will be changed reflect the following ranges:
○Equity and Other Exposure: 40 – 60%
○Fixed Income or Debt Exposure: 40 – 60%
○Cash Equivalents: 0 – 10%
•
The “PRINCIPAL INVESTMENT STRATEGIES” section of the Balanced Portfolio’s Summary will be modified to reflect that the Balanced Portfolio may invest in exchange-traded funds (“ETFs”) that invest in real estate investment trusts (“REITs”).
•
The “PRINCIPAL INVESTMENT STRATEGIES” section of the Balanced Portfolio’s Summary will be modified to reflect that the Balanced Portfolio may invest in commodities through the purchase of swaps on physical commodities or commodity indices, including those which are traded in an over-the-counter markets (“OTC”) as well as in ETFs that provide exposure to commodities.
•
The “PRINCIPAL INVESTMENT STRATEGIES” section of the Balanced Portfolio’s Summary will be modified to reflect that the Balanced Portfolio is no longer limited to allocating no more than 20% of its assets, in aggregate, to the High Yield Bond Portfolio and any high yield-focused ETF.
•
The “PRINCIPAL RISKS” section of the Balanced Portfolio’s Summary will be modified to include the following disclosures related to the risks of investing in commodities and REITs:
○Commodities Risk – The Portfolio’s investments in ETFs and total return swaps whose performance is linked to the price of an underlying commodity or commodity index may be subject to the risks of investing in physical commodities, including regulatory, economic and political developments, weather events, natural disasters and market disruption. Commodity prices may have greater volatility than investments in traditional securities.
○REITs Risk – Investments in REITs are subject to the types of risks associated with investing in the real estate industry, including, among other risks; adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers or tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; property taxes and operating losses; and government actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs are dependent on the quality of their management, may have limited financial resources and heavy cash flow dependency, may not be diversified geographically or by property type, and may be subject to self-liquidation.

Investment Strategy Changes and Related Risk Disclosures – Asset Allocation Portfolio
Effective on May 1, 2024, the following changes will be made to the Fund’s prospectus with respect to the Asset Allocation Portfolio:
•
The strategic asset class target ranges listed in the “PRINCIPAL INVESTMENT STRATEGIES” section of the Asset Allocation Portfolio’s Summary will be changed reflect the following ranges:
○Equity and Other Exposure: 60 - 80%
○Fixed Income or Debt Exposure: 20 - 40%
○Cash Equivalents: 0 – 10%
•
The “PRINCIPAL INVESTMENT STRATEGIES” section of the Asset Allocation Portfolio’s Summary will be modified to reflect that the Asset Allocation Portfolio may invest in exchange-traded funds (“ETFs”) that invest in real estate investment trusts (“REITs”).
•
The “PRINCIPAL INVESTMENT STRATEGIES” section of the Asset Allocation Portfolio’s Summary will be modified to reflect that the Asset Allocation Portfolio may invest in commodities through the purchase of swaps on physical commodities or commodity indices, including those which are traded in an over-the-counter markets (“OTC”) as well as in ETFs that provide exposure to commodities.
•
The “PRINCIPAL INVESTMENT STRATEGIES” section of the Asset Allocation Portfolio’s Summary will be modified to reflect that the Asset Allocation Portfolio is no longer limited to allocating no more than 20% of its assets, in aggregate, to the High Yield Bond Portfolio and any high yield-focused ETF.
•
The “PRINCIPAL RISKS” section of the Asset Allocation Portfolio’s Summary will be modified to include the following disclosures related to the risks of investing in commodities and REITs:
○Commodities Risk – The Portfolio’s investments in ETFs and total return swaps whose performance is linked to the price of an underlying commodity or commodity index may be subject to the risks of investing in physical commodities, including regulatory, economic and political developments, weather events, natural disasters and market disruption. Commodity prices may have greater volatility than investments in traditional securities.
○REITs Risk – Investments in REITs are subject to the types of risks associated with investing in the real estate industry, including, among other risks; adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers or tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; property taxes and operating losses; and government actions, such as changes to tax laws, zoning regulations or environmental regulations, REITs are dependent on the quality of their management, may have limited financial resources and heavy cash flow dependency, may not be diversified geographically or by property type, and may be subject to self-liquidation.
Amendment to Investment Sub-Advisory Agreements with Certain Sub-Advisers
Effective February 29, 2024, the Board of Directors of the Fund approved certain amendments to the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and (1) Wellington Management Company LLP (“Wellington Management”) with respect to the Small Cap Growth Stock Portfolio, Mid Cap Growth Stock Portfolio, and Large Cap Core Portfolio, (2) Northern Trust Investments, Inc. (“Northern Trust”) with respect to the Index 600 Stock Portfolio, and (3) Northern Trust with respect to the Index 400 Stock Portfolio (each, an “Amendment” and together, the “Amendments”). In approving each Amendment, the Fund relied on an

Exemptive Order issued by the Securities and Exchange Commission (“SEC”) that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amendments modified the fee schedule applicable to the Small Cap Growth Stock Portfolio and Large Cap Core Portfolio each managed by Wellington Management, and the Index 600 Stock Portfolio and Index 400 Stock Portfolio each managed by Northern Trust, with such fee modifications to be effective April 1, 2024. The updated fee schedules are set forth in a supplement to the Fund’s Statement of Additional Information dated March 15, 2024.
Portfolio Managers Update – Domestic Equity Portfolio
Effective in July 2023, Robert A. Vogel, Jr. no longer serves as a co-portfolio manager for the Domestic Equity Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the summary section for the Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers:  Nikhil G. Lalvani, CFA, Managing Director, Senior Portfolio Manager and Team Leader, has been with Macquarie Asset Management since 1997, and has co-managed the Portfolio since 2012.
Kristen E. Bartholdson, Managing Director and Senior Portfolio Manager, has been with Macquarie Investment Management since 2006, and has co-managed the Portfolio since 2012.
Erin Ksenak, Senior Vice President and Portfolio Manager, has been with Macquarie Asset Management since May 2017, and has co-managed the Portfolio since December 2020.”
In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Domestic Equity Portfolio”:
“Nikhil G. Lalvani, CFA, Managing Director, Senior Portfolio Manager and Team Leader, has been with Macquarie Asset Management since 1997, and has co-managed the Portfolio since 2012.
Kristen E. Bartholdson , Managing Director and Senior Portfolio Manager, has been with Macquarie Investment Management since 2006, and has co-managed the Portfolio since 2012.
Erin Ksenak , Senior Vice President and Portfolio Manager, has been with Macquarie Asset Management since May 2017, and has co-managed the Portfolio since December 2020.”
Portfolio Managers Update – Research International Core Portfolio
John Mahoney has joined Camille Humphries Lee and Nicholas Paul as a co-portfolio manager of the Research International Core Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the summary section for the Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers: Camille Humphries Lee, CFA, Investment Officer of MFS, has managed the Portfolio since 2018.
John Mahoney, CFA, Investment Officer of MFS, has managed the Portfolio since 2024.
Nicholas Paul, CFA, Investment Officer of MFS, has managed the Portfolio since December 2022.”

In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Research International Core Portfolio”:
“Camille Humphries Lee, CFA, Investment Officer of MFS, has been employed in the investment area of MFS since 2000, and has managed the Portfolio since 2018.
John Mahoney, CFA, Investment Officer of MFS, has been employed in the investment area of MFS since 2024, and has managed the Portfolio since 2024 (Mr. Mahoney was a Senior Strategist-Investment Product Specialist at MFS until 2024).
Nicholas Paul, CFA, Investment Officer of MFS, has been employed in the investment area of MFS since 2018, and had previously served as investment product specialist at MFS since 2010. Mr. Paul has managed the Portfolio since December 31, 2022.
Ms. Humphries Lee, Mr. Paul, and Mr. Mahoney co-manage the Portfolio, each providing general oversight of a team of investment professionals.”
Portfolio Managers Update – International Equity Portfolio
Keiko Horkan no longer serves as a co-portfolio manager for the International Equity Portfolio (the “Portfolio”) and Sophie Chen has joined Roger G. Kuo, Mario C. DiPrisco, Englebert T. Bangayan, Raymond J. Mertens, and Paritosh Somani as a co-portfolio manager of the Portfolio. Accordingly, the “Portfolio Managers” information set forth in the summary section for the Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers: The Portfolio is managed by Dodge & Cox’s International Equity Investment Committee (“IEIC”), whose members are jointly and primarily responsible for the management of the Portfolio. The IEIC consists of the following members:
Roger G. Kuo, CFA, President, Director, and Research Analyst, joined Dodge & Cox in 1998 and has been an IEIC member since 2006 and a manager of the Portfolio since November 1, 2021.
Mario C. DiPrisco, CFA, Vice President and Research Analyst, joined Dodge & Cox in 1998 and has been an IEIC member since 2004 and a manager of the Portfolio since November 1, 2021.
Sophie Chen, CFA, Vice President and Research Analyst, joined Dodge & Cox in 2012 and has been an IEIC member since 2024 and a manager of the Portfolio since January 15, 2024.
Englebert T. Bangayan, CFA, Vice President and Research Analyst, joined Dodge & Cox in 2002 and has been an IEIC member since 2015 and a manager of the Portfolio since November 1, 2021.
Raymond J. Mertens, CFA, Senior Vice President and Director, and Research Analyst, joined Dodge & Cox in 2003 and has been an IEIC member since 2018 and a manager of the Portfolio since November 1, 2021.
Paritosh Somani, CFA, Vice President and Research Analyst, joined Dodge & Cox in 2007 and has been an IEIC member since 2021 and a manager of the Portfolio since November 1, 2021.”

In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – International Equity Portfolio”:
“The Portfolio is managed by Dodge & Cox’s International Equity Investment Committee (“IEIC”), whose members are jointly and primarily responsible for the management of the Portfolio. The IEIC consists of the following members:
Roger G. Kuo, CFA, President since 2022, Director since 2016, Research Analyst since 1998 and member of IEIC since 2006, joined Dodge & Cox in 1998 and has managed the Portfolio since November 1, 2021.
Mario C. DiPrisco, CFA, Vice President since 2006, Research Analyst since 1998, and member of IEIC since 2004, joined Dodge & Cox in 1998 and has managed the Portfolio since November 1, 2021.
Sophie Chen, CFA, Vice President since 2016, Research Analyst since 2012, and member of IEIC since 2024, joined Dodge & Cox in 2012 and has managed the Portfolio since January 15, 2024.
Englebert T. Bangayan, CFA. Vice President since 2011, Research Analyst since 2002, and member of IEIC since 2015, joined Dodge & Cox in 2002 and has managed the Portfolio since November 1, 2021.
Raymond J. Mertens, CFA, Senior Vice President and Director since 2022, Vice President since 2008, Research Analyst since 2003, and member of IEIC since 2018, joined Dodge & Cox in 2003 and has managed the Portfolio since November 1, 2021.
Paritosh Somani, CFA, Vice President since 2012, Research Analyst since 2007, and member of IEIC since 2021, joined Dodge & Cox in 2007 and has managed the Portfolio since November 1, 2021.”
Please retain this Supplement for future reference.